Employee Benefits, Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 549	$ 539
Accumulated benefit obligation	511	509
Fair value of plan assets	97	86
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	0	0
Accumulated benefit obligation	14	14
Fair value of plan assets	$ 0	$ 0